THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%
	Shares	Value
Brazil — 1.4%
Banco do Brasil	418,300	$1,961,284
Camil Alimentos	29,600	46,262
Cia De Sanena Do Parana	11,751	56,717
JBS	315,200	1,879,113
Mahle Metal Leve	16,800	100,304
Nova Embrapar Participacoes * (A)	854	—
Petroleo Brasileiro ADR	48,679	694,649
Seara Alimentos * (A)	911	—
Telefonica Brasil	65,000	556,783
TIM	512,000	1,572,349
TOTVS	45,400	223,382
Ultrapar Participacoes	559,100	2,199,372
Valid Solucoes	15,900	48,520
Vibra Energia	250,400	1,026,188
VTEX, Cl A *	4,682	30,339
		10,395,262
China — 21.2%
37 Interactive Entertainment Network Technology Group, Cl A	1,365,974	2,501,403
Agricultural Bank of China, Cl H	16,590,000	7,423,903
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	647,600	927,337
Autohome ADR	148,098	3,693,564
Bank of Communications, Cl H	1,303,236	946,917
Baoxiniao Holding, Cl A	1,694,566	989,924
Beijing Aosaikang Pharmaceutical, Cl A *	28,200	38,498
Beijing Caishikou Department Store, Cl A	96,300	153,564
Beijing WKW Automotive Parts, Cl A	295,600	120,691
Bestore, Cl A	57,000	88,588
Bosideng International Holdings	362,000	180,946
Central China Land Media, Cl A	94,200	133,978
Chacha Food, Cl A	90,500	331,768
Changhong Meiling, Cl A	887,301	1,012,916
Cheng De Lolo, Cl A	182,200	199,264
Chengdu Hongqi Chain, Cl A	841,800	512,426
Chengdu Kanghong Pharmaceutical Group, Cl A	166,400	481,528
China Construction Bank, Cl H	32,259,715	22,526,508
China Merchants Bank, Cl H	182,500	756,431
China World Trade Center, Cl A	62,200	183,892
Chinese Universe Publishing and Media Group, Cl A	1,790,399	3,230,644
Chongqing Baiya Sanitary Products, Cl A	73,000	214,136
Chongqing Rural Commercial Bank, Cl H	731,622	378,816

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Cisen Pharmaceutical, Cl A	68,200	$125,880
COSCO SHIPPING Holdings, Cl H	284,500	406,298
Edan Instruments, Cl A	383,200	442,376
Focus Technology, Cl A	328,600	1,183,002
Ganyuan Foods, Cl A	22,300	176,426
G-bits Network Technology Xiamen, Cl A	95,789	2,210,120
Goldcard Smart Group, Cl A	93,000	139,554
Guangdong Chj Industry, Cl A	321,300	197,681
Guangdong Vanward New Electric, Cl A	808,100	1,060,388
Guangdong Xinbao Electrical Appliances Holdings, Cl A	81,600	152,484
Hangzhou Alltest Biotech, Cl A	3,030	22,229
Hangzhou Haoyue Personal Care, Cl A	93,396	483,089
HUANLEJIA Food Group, Cl A	50,400	78,967
Industrial & Commercial Bank of China, Cl H	12,681,000	7,025,047
Joyoung, Cl A	326,400	484,026
JOYY ADR	32,859	1,093,876
Kingnet Network, Cl A	1,776,600	2,320,155
Kunlun Energy	4,232,000	4,102,470
Loncin Motor, Cl A	1,523,031	1,396,648
Lonking Holdings	53,354	10,492
Opple Lighting, Cl A	298,600	656,940
PDD Holdings ADR *	101,000	13,017,890
PetroChina, Cl H	13,646,000	11,849,841
Qifu Technology ADR	23,786	483,094
Qudian ADR *	148,884	284,368
SAIC Motor, Cl A	481,300	977,591
Shandong New Beiyang Information Technology, Cl A	432,355	327,198
Shanghai Zijiang Enterprise Group, Cl A	254,550	175,953
Shenzhen Fuanna Bedding and Furnishing, Cl A	298,800	363,782
Shenzhen Laibao Hi-tech, Cl A	840,200	1,059,645
Sichuan Biokin Pharmaceutical, Cl A *	13,910	330,281
Sinotruk Hong Kong	2,350,148	6,185,758
TCL Electronics Holdings	721,000	477,354
Tencent Holdings	623,100	28,753,856
Tencent Music Entertainment Group ADR	259,134	3,674,520
Three Squirrels, Cl A	70,200	172,831
Universal Scientific Industrial Shanghai, Cl A	691,900	1,545,100
V V Food & Beverage, Cl A	373,400	125,103
Vatti, Cl A	467,000	425,725
Vipshop Holdings ADR	305,745	4,170,362
Weaver Network Technology, Cl A	87,168	359,288
Weibo ADR	16,758	129,372
Xiamen Comfort Science & Technology Group, Cl A	669,700	521,234

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
China — (continued)
Xiamen Jihong Technology, Cl A	156,600	$229,311
Xiangyu Medical, Cl A	55,334	217,579
Yapp Automotive Parts, Cl A	58,100	107,726
Yutong Bus, Cl A	549,800	1,704,818
Zhejiang Hangmin, Cl A	493,700	468,706
Zhejiang Meida Industrial, Cl A	173,900	176,290
Zhejiang Publishing & Media, Cl A	462,900	518,541
Zhejiang Qianjiang Motorcycle, Cl A	319,400	736,928
Zhejiang Semir Garment, Cl A	5,056,096	3,559,231
Zhejiang Supor, Cl A	99,500	692,099
Zhejiang Taotao Vehicles, Cl A	79,900	534,172
Zhejiang Yasha Decoration, Cl A	421,300	192,843
Zhiou Home Furnishing Technology, Cl A	38,000	100,682
		155,444,862
Colombia — 0.0%
Cementos Argos	40,289	82,845

Czechia — 0.0%
Komercni banka as	8,746	302,158

Greece — 0.1%
Fourlis Holdings	25,163	107,080
National Bank of Greece	96,347	845,765
		952,845
Hong Kong — 6.2%
Alibaba Group Holding	992,868	9,770,044
Asia Cement China Holdings	995,642	367,726
Baidu, Cl A *	215,050	2,384,390
Bilibili, Cl Z *	36,240	551,432
Brilliance China Automotive Holdings	1,380,000	675,384
Cabbeen Fashion	101,513	19,490
China BlueChemical	994,491	248,213
China Coal Energy, Cl H	1,716,645	1,739,153
China Foods	421,556	146,762
China Harmony Auto Holding	895,780	50,995
China Minsheng Banking, Cl H	1,628,500	577,158
China Pacific Insurance Group, Cl H	162,831	432,808
China Taiping Insurance Holdings	1,126,000	1,198,785
Chongqing Machinery & Electric, Cl H	466,000	32,787
CITIC Resources Holdings	690,000	34,391
Consun Pharmaceutical Group	118,000	84,494

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Hong Kong — (continued)
COSCO SHIPPING Ports	107	$64
Dawnrays Pharmaceutical Holdings	79,485	11,598
Edvantage Group Holdings	102,310	29,207
FriendTimes *	232,219	15,763
Fufeng Group	124,742	73,687
Grand Baoxin Auto Group *	338,601	5,634
Hisense Home Appliances Group, Cl H	373,000	1,205,877
Inkeverse Group	1,150,000	107,549
JD.com, Cl A	43,450	572,914
JNBY Design	471,314	769,541
Kingsoft	297,400	842,428
Kuaishou Technology, Cl B *	1,733,600	9,709,369
Launch Tech, Cl H	46,542	24,841
Lenovo Group	5,602,000	7,255,770
Maoye International Holdings	286,000	5,228
NetDragon Websoft Holdings	247,000	346,654
NetEase	187,800	3,463,704
Pou Sheng International Holdings	1,429,841	108,175
Renrui Human Resources Technology Holdings	1,804	1,228
Sinopec Engineering Group, Cl H	1,555,500	991,321
Skyworth Group	5,139,486	1,864,441
Wasion Holdings	188,000	152,828
Zoomlion Heavy Industry Science and Technology	100	57
		45,871,890
Hungary — 2.0%
MOL Hungarian Oil & Gas	266,647	2,078,382
OTP Bank Nyrt	241,161	12,362,290
Richter Gedeon Nyrt	13,313	379,533
		14,820,205
India — 18.1%
3M India	205	96,331
Aditya Birla Sun Life Asset Management	9,441	79,713
Ajanta Pharma	3,444	111,016
Alembic Pharmaceuticals	4,381	61,836
Alkem Laboratories	14,199	900,974
Andhra Paper	5,846	40,247
Andhra Sugars	40,305	57,037
Angel One	19,176	497,942
Apar Industries	12,048	1,329,608
Arvind	222,899	1,007,238
AurionPro Solutions	22,218	433,389
Aurobindo Pharma	94,777	1,626,393

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Authum Investment & Infrastucture *	919	$11,374
Bajaj Consumer Care	13,858	43,931
Bharat Petroleum	823,452	3,453,950
Birlasoft	35,233	285,216
Bombay Burmah Trading	2,461	67,164
BSE	5,964	182,950
CESC	662,003	1,368,994
Chennai Petroleum	105,361	1,258,059
Cigniti Technologies	12,871	210,300
Cipla	23,212	428,911
Coal India	2,372,580	14,840,236
Colgate-Palmolive India	52,517	2,143,235
Crompton Greaves Consumer Electricals	61,614	332,637
Cyient	38,637	812,816
Datamatics Global Services	13,401	104,408
DCM Shriram Industries	36,391	95,417
Dhampur Sugar Mills *	1,712	4,540
Dhunseri Ventures	7,867	39,824
Dr Reddy's Laboratories	3,266	263,728
Elecon Engineering	119,386	900,158
Emami	68,908	673,223
Escorts Kubota	5,172	258,156
Force Motors	1,208	133,717
Foseco India	724	41,172
GAIL India	806,304	2,325,584
GHCL	27,536	184,361
GlaxoSmithKline Pharmaceuticals	3,596	117,441
Glenmark Pharmaceuticals	15,716	276,015
Godawari Power and Ispat	70,623	950,151
Godfrey Phillips India	13,380	677,074
Gokul Agro Resources *	18,391	41,837
HCL Technologies	883,031	17,375,337
Heritage Foods	38,969	269,832
Hindustan Aeronautics	209,297	12,334,333
Hindustan Petroleum	150,857	709,198
Huhtamaki India	10,532	48,405
IIFL Securities	22,871	58,226
Indiabulls Housing Finance *	118,520	95,938
Indian Metals & Ferro Alloys	11,326	100,108
Indian Oil	1,935,913	4,218,667
Indus Towers *	170,159	882,073
Infosys	164,561	3,649,109
Intellect Design Arena	19,717	228,847

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
ITD Cementation India	38,041	$233,637
J Kumar Infraprojects	46,392	478,208
Jagran Prakashan *	140,311	169,957
Jindal Saw	110,131	854,912
JK Tyre & Industries	23,242	123,898
Johnson Controls-Hitachi Air Conditioning India *	1,206	29,315
Karnataka Bank	648,306	1,844,058
KDDL	1,543	64,704
Kewal Kiran Clothing	27,438	223,151
Kirloskar Brothers	30,179	880,578
Kirloskar Industries	1,818	132,051
KPIT Technologies	269,231	5,942,562
KSB	30,715	353,182
LG Balakrishnan & Bros	26,722	456,791
Lupin	73,216	1,675,430
Mahanagar Gas	40,949	915,837
Maharashtra Seamless	33,186	258,058
Manappuram Finance	287,552	737,286
Mangalore Chemicals & Fertilizers	33,585	55,418
Marico	89,766	723,823
Mrs Bectors Food Specialities	16,851	282,938
Natco Pharma	67,290	1,097,825
Nava	279,542	3,063,033
NCC	107,339	461,032
NCL Industries	21,099	59,664
Neuland Laboratories	864	90,378
NIIT	30,311	44,760
NIIT Learning Systems	59,181	331,802
NRB Bearings	60,463	237,015
Nucleus Software Exports	6,979	128,163
Oberoi Realty	30,097	670,680
Oil & Natural Gas	1,889,134	7,547,051
Oil India	303,606	2,097,119
Oracle Financial Services Software	9,545	1,262,601
Orient Cement	61,280	256,331
Pennar Industries *	81,342	188,915
Petronet LNG	134,378	592,594
Power Finance	710,220	4,740,814
Prakash Industries *	148,690	348,244
Prudent Corporate Advisory Services	2,724	74,795
PTC India	321,599	869,528
PTC India Financial Services	137,078	94,011
Raymond	5,436	127,999

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
India — (continued)
Raymond Lifestyle *	4,349	$81,161
REC	461,578	3,565,548
Repco Home Finance	25,178	168,279
Savita Oil Technologies	3,290	24,460
SEAMEC	6,114	116,006
Seshasayee Paper & Boards	17,654	75,003
Siyaram Silk Mills	37,411	233,686
SKF India	1,366	91,536
SMC Global Securities	1,350	2,456
Somany Ceramics	3,902	36,189
SP Apparels	13,232	138,219
Styrenix Performance Materials	1,353	42,469
Sutlej Textiles and Industries	30,377	25,329
Symphony	18,232	259,747
Tamil Nadu Newsprint & Papers	39,964	124,814
Tamilnadu Petroproducts	129,554	157,475
Tata Consultancy Services	78,137	4,103,029
Time Technoplast	63,331	255,938
Transport Corp of India	16,142	196,067
Trent	15,835	1,106,684
Triveni Turbine	130,958	933,357
Ugar Sugar Works	25,615	26,031
United Spirits	14,668	248,115
UTI Asset Management	7,409	91,861
Vardhman Textiles	30,623	199,921
Voltamp Transformers	1,209	195,491
VST Tillers Tractors	65	3,301
West Coast Paper Mills	42,557	317,082
Zensar Technologies	32,696	310,740
Zydus Lifesciences	29,593	441,373
		133,129,891
Indonesia — 1.4%
ABM Investama	68,965	16,075
Adaro Energy Indonesia	30,027,555	5,946,416
AKR Corporindo	4,107,108	382,825
Bank CIMB Niaga	1,583,567	179,209
Bank OCBC Nisp	239,061	19,040
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	24,521
Bukit Asam	6,058,175	998,913
Gajah Tunggal	1,763,835	124,749
Hanjaya Mandala Sampoerna	481,100	19,972
Indo Tambangraya Megah	229,588	371,351

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Indonesia — (continued)
Japfa Comfeed Indonesia *	688,949	$69,488
Panin Financial *	1,091,500	22,023
Perusahaan Gas Negara	5,744,806	565,780
Perusahaan Perkebunan London Sumatra Indonesia	1,198,726	63,044
Puradelta Lestari	3,587,100	34,856
Trans Power Marine	1,206,533	53,055
Triputra Agro Persada	817,217	32,933
United Tractors	878,400	1,394,460
Wismilak Inti Makmur	244,200	14,718
		10,333,428
Luxembourg — 0.6%
Ternium ADR	118,658	4,115,059

Malaysia — 0.5%
Bursa Malaysia	72,500	150,947
Datasonic Group	425,700	46,412
Dayang Enterprise Holdings	271,500	168,286
Fraser & Neave Holdings	8,000	53,670
Jaya Tiasa Holdings	104,700	25,323
KSL Holdings *	149,183	65,384
Mah Sing Group	181,900	74,571
Malaysian Pacific Industries	5,000	40,999
Padini Holdings	133,600	98,575
PBS	195,300	9,352
Sports Toto	109,140	39,236
Tenaga Nasional	143,500	439,958
VS Industry	396,200	104,472
YTL	1,875,000	1,394,548
YTL Power International	1,169,800	1,189,439
		3,901,172
Poland — 1.1%
Asseco Poland	529	11,212
Bank Polska Kasa Opieki	5,123	207,538
Budimex	19	3,058
Enea *	4,620	12,845
Grenevia *	97,579	54,965
Powszechny Zaklad Ubezpieczen	621,531	7,611,343
Text	4,502	100,292
		8,001,253

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Qatar — 0.0%
Gulf International Services QSC	144,011	$136,694

Russia — 0.0%
HeadHunter Group ADR * (A)	3,279	—
Novolipetsk Steel PJSC GDR (A)	189,918	—
Sberbank of Russia PJSC ADR (A)	447,493	—
		—
Saudi Arabia — 3.0%
Al Babtain Power & Telecommunication	72,121	701,546
Al-Etihad Cooperative Insurance	22,317	106,012
Almunajem Foods	11,029	292,358
Alwasail Industrial	19,940	13,546
Arab National Bank	258,271	1,477,240
Astra Industrial Group	15,882	676,159
Bawan	2,942	36,677
BinDawood Holding	63,318	122,417
Derayah REIT ‡	22,481	37,920
Electrical Industries	1,092,204	1,982,898
Elm	29,641	7,228,702
Etihad Etisalat	150,717	2,093,514
Leejam Sports JSC	25,260	1,345,784
Middle East Specialized Cables *	64,677	627,480
Naba Alsaha Medical Services	370	11,123
Saudi Arabian Cooperative Insurance *	54,033	242,116
Saudi Electricity	806,867	3,676,345
Saudi Marketing *	47,197	301,405
Sumou Real Estate	23,937	286,287
Zamil Industrial Investment *	85,854	518,257
		21,777,786
South Africa — 0.9%
Exxaro Resources	77,726	832,765
Hudaco Industries	688	6,875
Investec	266,871	2,083,682
Kumba Iron Ore	148,067	3,229,954
Lewis Group	12,767	39,957
Murray & Roberts Holdings *	58,238	9,817
Omnia Holdings	10,425	37,640
Sappi	96,992	282,583
		6,523,273
South Korea — 10.9%
Ace Bed	567	10,748

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
Ahnlab	7,852	$331,096
AMOREPACIFIC Group	21,195	482,284
Binggrae	737	48,072
BNK Financial Group	95,862	666,509
Cheil Worldwide	30,425	393,946
CJ	22,209	2,155,371
Creas F&C	168	933
Daewon San Up	781	3,547
Daishin Securities	203	2,493
DB *	45,418	38,753
DB HiTek	689	27,439
DGB Financial Group	44,754	266,097
DMS	9,421	38,939
Dongwon F&B	3,100	93,832
DoubleUGames	1,012	34,298
DRB Holding	528	1,985
Eugene Technology	11,405	383,548
GS Holdings	1,090	39,021
Hana Financial Group	259,013	12,271,534
Handsome	2,901	36,910
Hankook Tire & Technology	6,567	214,450
Hansol Technics	15,410	57,148
Hanwha	98,543	2,244,000
Hanwha Life Insurance	137,009	311,684
Hanyang Securities	2,764	30,697
Hyundai Glovis	13,052	1,161,730
Hyundai Mobis	952	154,024
JB Financial Group	51,783	546,666
KB Financial Group	133,181	8,609,632
KC Tech	1,602	51,074
Kolon	4,499	51,623
Korea Cast Iron Pipe Industries	6,835	33,038
Korea Economic Broadcasting	15,443	61,371
Korean Reinsurance	11,443	69,016
KT	141,677	4,125,834
Kyung Dong Navien	1,527	63,790
LEADCORP	6,795	23,809
LG Electronics	101,726	7,746,505
LG H&H	914	235,130
LG Uplus	363,500	2,658,665
LX Hausys	9,289	317,069
Multicampus	1,070	24,756
NH Investment & Securities	32,735	332,524

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
South Korea — (continued)
NHN	36,564	$512,889
NOROO Paint & Coatings	6,264	43,859
PHA	2,685	23,191
Rayence	15,821	91,379
Sajodaerim	7,208	358,186
Samsung Electronics	264,139	16,287,411
Saramin	6,553	85,676
SAVEZONE I&C CORP	11,048	17,732
Sebang	6,363	65,404
SGC E&C	939	9,937
Shinhan Financial Group	165,132	7,262,661
SJG Sejong	26,717	99,866
SK Telecom	12,985	513,803
SOOP	8,459	638,903
Suprema *	2,025	38,303
Tongyang Life Insurance	14,899	86,345
Uju Electronics	2,037	21,232
WiSoL	13,595	71,368
Woongjin Thinkbig *	18,433	24,850
Woori Financial Group	592,468	6,819,435
YES24	471	1,762
Youngone	7,870	223,682
		79,749,464
Taiwan — 23.0%
Acer	1,437,000	1,939,615
Anpec Electronics	131,000	721,682
Arcadyan Technology	187,000	841,889
ASE Technology Holding	175,000	816,744
Asustek Computer	455,000	6,380,772
Axiomtek	123,124	351,557
Chicony Electronics	160,000	762,472
ChipMOS Technologies	479,000	578,450
ChipMOS Technologies ADR	2,816	67,584
Compal Electronics	2,778,000	2,691,652
Darfon Electronics	38,000	64,423
Elan Microelectronics	99,000	418,957
Elitegroup Computer Systems	160,000	140,621
Emerging Display Technologies	167,000	144,163
Ennoconn	78,000	728,407
Evergreen Marine Taiwan	1,589,200	8,254,198
First Insurance	46,000	32,058
Fitipower Integrated Technology	97,450	783,735

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
FocalTech Systems	216,000	$549,455
Foxsemicon Integrated Technology	20,400	192,156
Gemtek Technology	90,000	117,552
General Plastic Industrial	30,000	32,886
Genius Electronic Optical	54,000	871,729
Getac Holdings	294,000	926,066
Global Mixed Mode Technology	79,000	605,187
Hannstar Board	281,000	419,974
Hon Hai Precision Industry	2,880,648	17,672,545
International Games System	362,000	8,282,178
ITE Technology	73,000	336,732
Keystone Microtech	13,000	140,824
Macroblock	200,000	538,776
MediaTek	416,000	15,843,417
Micro-Star International	70,000	365,224
MPI	39,000	647,589
Niko Semiconductor	70,000	110,154
Novatek Microelectronics	495,000	7,983,144
Parade Technologies	18,000	408,512
Pegatron	652,423	2,015,415
Phison Electronics	47,000	740,500
Pixart Imaging	114,000	569,848
Pou Chen	1,860,000	2,053,116
Powertech Technology	196,000	985,571
Radiant Opto-Electronics	266,000	1,452,695
Raydium Semiconductor	127,000	1,455,599
Realtek Semiconductor	686,000	10,821,629
Senao International	38,000	42,991
Silicon Motion Technology ADR	11,339	787,380
Simplo Technology	87,000	956,146
Sitronix Technology	43,000	327,457
Solteam	34,000	52,658
Star Comgistic Capital	147,723	144,465
Sunplus Innovation Technology	5,000	24,964
Sunplus Technology *	360,000	361,102
Sunrex Technology	40,000	66,602
Syncmold Enterprise	20,000	61,067
Taiflex Scientific	24,058	40,334
Taiwan PCB Techvest	42,000	47,640
Taiwan Puritic	4,650	28,293
Taiwan Semiconductor Manufacturing	2,147,000	62,630,813
Ubright Optronics	7,000	15,619
Vanguard International Semiconductor	79,000	281,593

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
Taiwan — (continued)
Ventec International Group	11,000	$24,190
Wah Hong Industrial	35,000	35,788
X-Legend Entertainment	10,200	32,850
Yang Ming Marine Transport	458,000	887,539
Zyxel Group	220,000	245,531
		168,952,474
Thailand — 2.2%
Asian Alliance International NVDR	252,100	39,305
Bangchak NVDR	447,700	395,967
Bangkok Bank NVDR	2,518,400	9,682,450
BTS Rail Mass Transit Growth Infrastructure Fund	267,600	24,174
Index Livingmall NVDR	529,700	266,252
Kasikornbank NVDR	817,503	3,019,757
Lanna Resources NVDR	58,100	22,821
MK Restaurants Group NVDR	143,300	105,601
Polyplex Thailand NVDR	9,500	3,228
PTT Exploration & Production NVDR	538,600	2,214,541
Regional Container Lines NVDR	335,100	213,520
Star Petroleum Refining NVDR *	369,900	79,798
		16,067,414
Turkey — 0.8%
Agesa Hayat ve Emeklilik	57,926	227,813
Turkiye Garanti Bankasi, Cl C	1,201,859	4,493,956
Turkiye Is Bankasi, Cl C	2,392,608	1,082,399
		5,804,168
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank	357,550	866,309
Abu Dhabi Islamic Bank PJSC	312,193	1,041,094
Aldar Properties PJSC	924,204	1,859,505
Dubai Islamic Bank PJSC	742,868	1,183,184
Emaar Development PJSC	59,463	137,532
Emaar Properties PJSC	2,558,282	6,010,965
Emirates Integrated Telecommunications PJSC	10,879	17,920
Emirates NBD Bank PJSC	240,725	1,251,813
First Abu Dhabi Bank PJSC	104,802	372,425
Sharjah Islamic Bank	55,933	33,655
Yalla Group ADR *	13,893	59,601
		12,834,003

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

COMMON STOCK — continued
	Shares	Value
United Kingdom — 0.0%
Thungela Resources	43,728	$288,942

United States — 0.3%
NU Holdings, Cl A *	22,846	277,122
Pagseguro Digital, Cl A *	23,247	297,097
WNS Holdings *	30,355	1,808,551
		2,382,770
TOTAL COMMON STOCK
(Cost $533,132,308)		701,867,858

PREFERRED STOCK(B) — 3.0%

Brazil — 2.9%
Cia de Ferro Ligas da Bahia FERBASA	15,532	22,545
Cia Energetica de Minas Gerais	1,275,533	2,460,342
Gerdau	1,702,794	5,500,216
Itausa	114,700	205,221
Marcopolo	174,600	188,301
Noxville Investimentos * (A)	455	—
Petroleo Brasileiro	1,900,194	12,517,566
		20,894,191
South Korea — 0.1%
CJ	9,029	636,442

TOTAL PREFERRED STOCK
(Cost $15,006,575)		21,530,633

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

MUTUAL FUND — 1.0%
	Shares	Value
United States — 1.0%
iShares MSCI Emerging Markets ETF	172,623	$7,414,158

TOTAL MUTUAL FUND
(Cost $7,289,740)		7,414,158

WARRANT — 0.0%
	Number of Warrants

Thailand — 0.0%
Successmore Being PCL, Expires 05/28/25 * (A)	400	22

TOTAL WARRANT
(Cost $—)		22

SHORT-TERM INVESTMENT — 0.5%
	Shares
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 5.20% (C)
(Cost $3,949,267)	3,949,267	3,949,267

TOTAL INVESTMENTS— 100.0%
(Cost $559,377,890)		$734,761,938

Percentages are based on Net Assets of $734,939,022.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.
(C)	The rate shown is the 7 day effective yield as of July 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND

ACADIAN EMERGING

MARKETS PORTFOLIO

JULY 31, 2024

(Unaudited)

ADR — American Depositary Receipt
Cl — Class
ETF — Exchange Traded Fund
GDR — Global Depositary Receipt
JSC — Joint Stock Company
MSCI — Morgan Stanley Capital International
NVDR — Non-Voting Depositary Receipt
PCL — Public Company Limited
PJSC — Public Joint Stock Company
QSC — Qatari Shareholding Company
REIT— Real Estate Investment Trust